VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—83.4%
Communication Services—10.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 3,880	$ 3,847
144A 7.375%, 3/1/31(1)	4,475	4,562
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	5,500	5,428
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,961
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	2,500	2,492
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	4,435	4,289
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	8,950	6,984
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	6,609	6,446
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,971
Uniti Group LP 144A 10.500%, 2/15/28(1)	5,985	6,382
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	7,234
		63,596

Consumer Discretionary—8.0%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	4,495	4,383
Carnival Corp. 144A 7.000%, 8/15/29(1)	5,260	5,472
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	6,683	6,666
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,457
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,018
7.350%, 11/4/27	6,310	6,607
6.800%, 5/12/28	600	620
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	1,010	1,034
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	5,150	5,160
Newell Brands, Inc. 6.375%, 9/15/27	5,936	5,956
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,634
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	3,010	2,993
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	1,934	1,932
	Par Value	Value

Consumer Discretionary—continued
Wayfair LLC 144A 7.250%, 10/31/29(1)	$ 35	$ 35
		48,967

Consumer Staples—4.0%
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,943
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	7,500	7,509
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	2,901	2,897
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	2,885	2,748
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	4,595	4,561
144A 6.375%, 3/1/33(1)	2,510	2,457
		24,115

Energy—15.4%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	4,070	4,277
Antero Midstream Partners LP 144A 6.625%, 2/1/32(1)	3,575	3,601
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	4,240	4,331
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	6,050	6,056
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,723
144A 8.750%, 7/1/31(1)	1,260	1,314
Cloud Peak Energy Resources LLC 12.000%, 5/1/25	1,983	1,827
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,555	3,605
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	4,620	4,432
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,990
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	950	969
144A 6.375%, 4/1/29(1)	1,205	1,209
Genesis Energy LP
7.750%, 2/1/28	3,360	3,364
8.875%, 4/15/30	2,250	2,289
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	2,925	2,945
Hess Midstream Operations LP 144A 6.500%, 6/1/29(1)	990	1,000
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,125	2,058
144A 6.000%, 4/15/30(1)	4,500	4,229
	Par Value	Value

Energy—continued
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	$ 1,890	$ 1,819
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	5,745	5,738
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	1,645	1,661
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,199
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	2,785	2,855
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,868
Transocean, Inc.
144A 8.250%, 5/15/29(1)	730	715
144A 8.750%, 2/15/30(1)	3,698	3,813
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	5,750	5,852
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,905	4,062
144A 9.875%, 2/1/32(1)	2,840	3,116
		93,917

Financials—16.7%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	4,079
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	5,500	5,690
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	4,660	4,549
Block, Inc. 144A 6.500%, 5/15/32(1)	5,665	5,720
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	4,525	4,548
FS KKR Capital Corp. 6.875%, 8/15/29	5,770	5,967
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	3,225	3,266
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	4,185	4,377
Grifols S.A. 144A 4.750%, 10/15/28(1)	3,585	3,294
HUB International Ltd. 144A 7.250%, 6/15/30(1)	5,600	5,739
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	2,865	3,004
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	4,545	4,388
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	6,595	6,450
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	$ 3,724	$ 4,034
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,105	1,109
OneMain Finance Corp. 7.875%, 3/15/30	5,725	5,972
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	5,670	5,727
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	4,140	3,988
SLM Corp. 4.200%, 10/29/25	8,950	8,870
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,611
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	7,164
		101,546

Health Care—5.8%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	4,210	3,813
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	3,000	2,879
CVS Health Corp. 7.000%, 3/10/55	2,590	2,599
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	2,665	2,824
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,570
144A 11.000%, 10/15/30(1)	2,900	3,183
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	839
144A 5.250%, 10/1/29(1)	7,835	7,561
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	1,465	1,425
Radiology Partners, Inc. PIK 144A 7.775%, 1/31/29(1)(2)	3,810	3,763
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	3,700	3,696
7.875%, 9/15/29	825	889
		35,041

Industrials—7.6%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	4,380	4,444
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,907
Cimpress plc 144A 7.375%, 9/15/32(1)	3,535	3,512
	Par Value	Value

Industrials—continued
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	$ 4,395	$ 4,262
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	1,430	1,433
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	4,725	4,755
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,705	3,446
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,150	11,998
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	3,325	3,375
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	2,915	2,933
WESCO Distribution, Inc. 144A 6.375%, 3/15/29(1)	990	1,003
		46,068

Information Technology—6.6%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	6,500	6,488
ams-OSRAM AG 144A 12.250%, 3/30/29(1)	2,600	2,528
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	4,260	4,466
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,055	3,014
144A 6.500%, 10/15/28(1)	5,900	5,850
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	2,690	2,750
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	5,075	5,104
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	4,180	4,329
Viasat, Inc. 144A 5.625%, 9/15/25(1)	5,765	5,713
		40,242

Materials—4.5%
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	3,500	3,440
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	5,315	5,612
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,937
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	4,610	4,703
	Par Value	Value

Materials—continued
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	$ 3,740	$ 3,818
		27,510

Real Estate—0.6%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,891
Utilities—3.8%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,800
American Electric Power Co., Inc. 7.050%, 12/15/54	5,825	6,035
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,835	5,774
144A 5.875%, 4/1/29(1)	1,510	1,380
Lightning Power LLC 144A 7.250%, 8/15/32(1)	215	221
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,358
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,486
		23,054

Total Corporate Bonds and Notes (Identified Cost $511,177)		507,947

Leveraged Loans—11.8%
Chemicals—1.1%
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(3)	3,478	3,476
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.657%, 4/3/28(3)	3,473	3,494
		6,970

Consumer Non-Durables—0.9%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(3)	5,698	5,365
Financials—1.0%
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 7.721%, 12/23/26(3)	6,465	6,458
Food / Tobacco—1.0%
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	5,884	5,923
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—0.4%
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(3)(4)	$ 2,240	$ 2,244
Health Care—1.5%
Cotiviti, Inc. 7.625%, 5/1/31	4,680	4,706
LifePoint Health, Inc. Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(3)	219	220
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(3)	4,489	4,380
		9,306

Information Technology—0.2%
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.471%, 3/10/28(3)	980	984
Media / Telecom - Cable/Wireless Video—1.0%
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(3)	6,000	5,952
Media / Telecom - Diversified Media—0.8%
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.823%, 5/3/28(3)	4,739	4,738
Media / Telecom - Wireless Communications—0.6%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(3)	3,491	3,508
Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 8.851%, 7/31/26(3)	4,240	4,222
Service—2.6%
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.471%, 1/21/28(3)	3,000	3,020
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(3)	1,925	1,616
	Par Value	Value

Service—continued
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 9.089%, 12/4/26(3)	$ 2,102	$ 2,110
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.089%, 6/30/28(3)	4,369	3,935
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(3)	5,242	5,282
		15,963

Total Leveraged Loans (Identified Cost $72,277)		71,633

	Shares
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(5)(6)(7)	40,020	—
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—95.2% (Identified Cost $583,454)		579,580

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(8)	5,424,587	5,425
Total Short-Term Investment (Identified Cost $5,425)		5,425

TOTAL INVESTMENTS—96.1% (Identified Cost $588,879)		$585,005
Other assets and liabilities, net—3.9%		23,816
NET ASSETS—100.0%		$608,821

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $442,656 or 72.7% of net assets.
(2)	100% of the income received was in cash.
(3)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
Canada	3
Luxembourg	2
Jersey	2
Netherlands	1
Ireland	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of December 31, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$507,947	$—	$507,947	$—
Leveraged Loans	71,633	—	71,633	—
Equity Securities:
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	5,425	5,425	—	—
Total Investments	$585,005	$5,425	$579,580	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at December 31, 2024.
Security held by the Fund with an end of period value of $1,827 was transferred from Level 3 to Level 2 due to a increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.